Organization and Operations - Schedule of Effect of Changes of the Previously Reported Condensed Consolidated Statements of Stockholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Unaudited) (Details) - USD ($)
$ in Thousands
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity	$ (434,683)	$ (254,904)	$ (266,025)	$ (210,058)	$ (180,705)	$ (137,380)	$ (134,297)	$ 70,855
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			(266,025)	(210,058)	(180,705)	(137,380)
Common Stock | Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity	2	2	2	2	2	2	2	2
Common Stock | Class B Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity	6	6	6	6	6	6	6	6
Common Stock | Previously Reported | Class A Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			2		2	2
Common Stock | Previously Reported | Class B Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			6		6	6
Accumulated other comprehensive income (loss)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			(2)	(56)	109	(262)	(238)	(69)
Accumulated other comprehensive income (loss) | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			(2)		109	(262)
Additional paid-in capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity		25,599		0		5,948		126,978
Additional paid-in capital | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			19,552		9,453
Additional paid-in capital | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			(19,552)		(9,453)	5,948
Accumulated deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			(279,857)		(191,186)	(155,399)
Accumulated deficit | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			(301,020)		(201,590)	(149,451)
Accumulated deficit | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			21,163		10,404	(5,948)
Noncontrolling Interests
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity	$ (467)	$ 6,447	13,826	23,431	10,364	12,325	$ 15,212	$ 24,394
Noncontrolling Interests | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			15,437	$ 23,431	11,315	$ 12,325
Noncontrolling Interests | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' (deficit)/equity			$ (1,611)		$ (951)